Average Annual Total Returns - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIP Equity-Income Portfolio	Apr. 30, 2025
VIP Equity-Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.35%
Past 5 years	10.08%
Past 10 years	9.21%
VIP Equity-Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.24%
Past 5 years	9.97%
Past 10 years	9.11%
VIP Equity-Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	15.06%
Past 5 years	9.80%
Past 10 years	8.94%
RS008
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%